CONTRACT ASSETS AND LIABILITIES - Contract Assets (Q1) (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
Deferred sales commissions	$ 255	$ 273	$ 333